Tradr 2X Long ACHR Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$12,267,854
TOTAL NET ASSETS — 100.0%	$12,267,854

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	Archer Aviation, Inc.	Receive	8.33% (OBFR01* + 400bps)	At Maturity	7/10/2026	$22,740,285	$-	$1,845,007
TOTAL EQUITY SWAP CONTRACTS								$1,845,007

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.